UNAUDITED INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Current assets
Cash and cash equivalents	¥ 130,735	$ 18,029	¥ 143,934
Restricted cash	13,782	1,901	38,811
Short-term investments			2,000
Accounts receivable, net	380,536	52,478	470,997
Prepayments and other assets, net	277,109	38,214	191,996
Inventories	12,650	1,745	11,157
Total current assets	814,812	112,367	858,895
Non-current assets
Property, equipment and software, net	3,723	513	3,037
Equity method investments, net	149,196	20,575	206,086
Long-term equity investment, net	3,000	414	6,000
Goodwill, net	454	63	454
Operating lease right-of-use assets	1,362	188	2,207
Total non-current assets	157,735	21,753	217,784
Total assets	972,547	134,120	1,076,679
Current liabilities
Short-term bank borrowings (including short-term bank borrowings of consolidated VIE without recourse to the Company of RMB72,500 and nil as of December 31, 2022 and June 30, 2023, respectively. Note 1)			72,500
Accounts payable (including accounts payable of consolidated VIE without recourse to the Company of RMB638,295 and RMB514,564 as of December 31, 2022 and June 30, 2023, respectively. Note 1)	534,823	73,755	659,215
Customers' refundable fees (including customers' refundable fees of consolidated VIE without recourse to the Company of RMB30,747 and RMB31,517 as of December 31, 2022 and June 30, 2023, respectively. Note 1)	31,517	4,346	30,747
Accrued expenses and other payables (including accrued expenses and other payables of consolidated VIE without recourse to the Company of RMB145,088 and RMB86,989 as of December 31, 2022 and June 30, 2023, respectively. Note 1)	120,252	16,584	181,140
Income tax payables (including income tax payables of consolidated VIE without recourse to the Company of RMB2,468 and RMB463 as of December 31, 2022 and June 30, 2023, respectively. Note 1)	1,021	141	4,876
Operating lease liabilities-current (including operating lease liabilities-current of consolidated VIE without recourse to the Company of RMB1,096 and RMB465 as of December 31, 2022 and June 30, 2023, respectively. Note 1)	465	64	1,243
Total current liabilities	688,078	94,890	949,721
Non-current liabilities
Income tax payables (including income tax payables of consolidated VIE without recourse to the Company of RMB27,429 and RMB27,669 as of December 31, 2022 and June 30, 2023, respectively. Note 1)	31,681	4,369	30,772
Operating lease liabilities (including operating lease liabilities of consolidated VIE without recourse to the Company of RMB791 and RMB779 as of December 31, 2022 and June 30, 2023, respectively. Note 1)	779	107	792
Total non-current liabilities	32,460	4,476	31,564
Total liabilities	720,538	99,366	981,285
Commitments and contingencies
Equity:
Additional paid-in capital	5,197,029	716,703	5,051,631
Accumulated other comprehensive loss	(392,574)	(54,138)	(393,841)
Accumulated deficit	(4,548,217)	(627,228)	(4,557,675)
Total Fangdd Network Group Ltd. shareholders' equity	256,252	35,339	100,116
Non-controlling interests	(4,243)	(585)	(4,722)
Total equity	252,009	34,754	95,394
Total liabilities and equity	972,547	134,120	1,076,679
Common Class A
Equity:
Ordinary shares	14	2	1
Class B ordinary shares
Equity:
Ordinary shares